Stockholders' equity - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended																				12 Months Ended
	Apr. 30, 2010	Dec. 31, 2012 Directors	Apr. 12, 2010	Apr. 30, 2010 Fischer Investments, L.L.C.	Apr. 12, 2010 Fischer Investments, L.L.C.	Apr. 30, 2010 Altoma Energy GP	Apr. 12, 2010 CHK Holdings Corporation	Apr. 12, 2010 CCMP Times	Apr. 30, 2010 Class F Common Stock	Dec. 31, 2010 Class F Common Stock	Dec. 31, 2012 Class F Common Stock	Dec. 31, 2011 Class F Common Stock	Apr. 12, 2010 Class F Common Stock	Apr. 30, 2010 Class E Common Stock	Dec. 31, 2010 Class E Common Stock	Dec. 31, 2012 Class E Common Stock	Dec. 31, 2011 Class E Common Stock	Apr. 12, 2010 Class E Common Stock	Dec. 31, 2012 Class E Common Stock Number of Directors Class of Stock Designates Directors	Dec. 31, 2012 Class A Common Stock	Dec. 31, 2011 Class A Common Stock	Apr. 12, 2010 Class A Common Stock	Dec. 31, 2012 Class B Common Stock	Dec. 31, 2011 Class B Common Stock	Apr. 30, 2010 Class B Common Stock	Apr. 12, 2010 Class B Common Stock	Dec. 31, 2012 Class C Common Stock	Dec. 31, 2011 Class C Common Stock	Apr. 12, 2010 Class C Common Stock	Dec. 31, 2012 Class D Common Stock	Dec. 31, 2011 Class D Common Stock	Apr. 12, 2010 Class D Common Stock	Dec. 31, 2012 Class G Common Stock	Dec. 31, 2011 Class G Common Stock	Apr. 12, 2010 Class G Common Stock	Apr. 12, 2010 Class G Common Stock Fischer Investments, L.L.C.	Apr. 12, 2010 Class G Common Stock Altoma Energy GP	Apr. 12, 2010 Class G Common Stock CHK Holdings Corporation	Dec. 31, 2012 Common Class B, Class C and Class D Number of Directors Class of Stock Designates Directors
Equity [Line Items]
Purchase price of common stock	$ 325,000
Common stock, par value									$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Shares of common stock sold									1	1				475,042	475,042
Fees and other expenses of transaction	11,769
Closing Date	April 12, 2010
Stock purchase agreement, shares purchased				14,617		14,617
Stock purchase agreement, value of shares purchased				10,000		10,000
Minimum proceeds from Qualified IPO required to trigger share conversion			$ 250,000
Common stock issued to existing stockholders																																				1	1	1
Number of directors		5																	2																				3
Consent required for sale of the Company, subject to minimum percentage ownership of common stock owned as of the Closing Date																									80.00%
Minimum percentage of beneficial ownership required to retain rights and preferences of common stock class													5.00%					5.00%								5.00%			5.00%			5.00%			5.00%
Maximum percentage of our common stock that may be acquired by CHK							25.00%
Maximum percentage of common stock that may be sold					20.00%			20.00%
Multiple of price per share paid by CCMP that must be received by the Company for Demand IPO after 18 month anniversary of Closing Date								1.75
Minimum percentage of beneficial ownership required to retain rights and preferences under stockholders agreement			5.00%